UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08991

Name of Fund: BlackRock High Yield Trust (BHY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock High Yield Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Common Stocks (a)	Shares	Value

Automobiles — 0.2%
General Motors Co.	2,000	$68,400

Building Products — 0.2%
Masonite Worldwide Holdings	2,527	93,499
Nortek, Inc.	375	15,375

		108,874

Capital Markets — 0.2%
E*Trade Financial Corp.	4,900	72,275

Machinery — 0.0%
Accuride Corp.	347	4,023

Paper & Forest Products — 0.0%
Ainsworth Lumber Co. Ltd. (b)	2,507	6,154
Ainsworth Lumber Co. Ltd.	2,234	5,484

		11,638

Software — 0.2%
Bankruptcy Management Solutions, Inc.	91	45
HMH Holdings/EduMedia	13,925	69,625

		69,670

Specialty Retail — 0.0%
Lazydays RV Center, Inc.	3,395	21,493

Total Common Stocks – 0.8%		356,373

Corporate Bonds	Par (000)

Air Freight & Logistics — 0.6%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15	$123	122,709
Series 2, 12.38%, 10/08/15	124	123,854

		246,563

Airlines — 1.5%
Air Canada, 9.25%, 8/01/15 (b)	180	188,100
American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13	20	20,950
Continental Airlines, Inc.:
6.75%, 9/15/15 (b)	90	92,588
Series 2010-1-B, 6.00%, 7/12/20 (c)	100	101,000
United Air Lines, Inc., 12.75%, 7/15/12	248	278,155

		680,793

Auto Components — 1.9%
Delphi International Holdings Unsecured, 12.00%, 10/06/14	8	7,925
Icahn Enterprises LP, 8.00%, 1/15/18	650	645,125
Stanadyne Corp., Series 1, 10.00%, 8/15/14	90	90,000
Tenneco, Inc., 7.75%, 8/15/18 (b)	90	93,937

		836,987

Corporate Bonds	Par (000)	Value

Beverages — 0.1%
Cott Beverages, Inc., 8.13%, 9/01/18	$43	$46,010

Biotechnology — 0.2%
QHP Pharma, 10.25%, 3/15/15 (b)	98	98,424

Building Products — 3.0%
Building Materials Corp. of America, 6.88%, 8/15/18 (b)	90	88,200
CPG International I, Inc., 10.50%, 7/01/13	150	152,437
Momentive Performance Materials, Inc., 9.00%, 1/15/21 (b)	215	213,925
Nortek, Inc.:
11.00%, 12/01/13	377	396,441
10.00%, 12/01/18 (b)	180	180,000
Ply Gem Industries, Inc., 11.75%, 6/15/13	280	296,800

		1,327,803

Capital Markets — 0.7%
American Capital Ltd., 8.96%, 12/31/13	90	93,515
E*Trade Financial Corp., Series A, 2.51%, 8/31/19 (d)(e)	71	101,264
KKR Group Finance Co., 6.38%, 9/29/20 (b)	110	111,833

		306,612

Chemicals — 3.0%
American Pacific Corp., 9.00%, 2/01/15	140	140,175
CF Industries, Inc.:
6.88%, 5/01/18	70	76,825
7.13%, 5/01/20	130	145,437
Chemtura Corp., 7.88%, 9/01/18 (b)	90	95,175
Georgia Gulf Corp., 9.00%, 1/15/17 (b)	30	31,800
Hexion U.S. Finance Corp.:
8.88%, 2/01/18	130	133,900
9.00%, 11/15/20 (b)	60	59,550
Huntsman International LLC, 8.63%, 3/15/21 (b)	85	90,100
Ineos Finance Plc, 9.00%, 5/15/15 (b)	100	103,500
MacDermid, Inc., 9.50%, 4/15/17 (b)	195	204,262
Omnova Solutions, Inc., 7.88%, 11/01/18 (b)	45	44,775
PolyOne Corp., 7.38%, 9/15/20	35	35,788
Rhodia SA, 6.88%, 9/15/20 (b)	100	102,000
TPC Group LLC, 8.25%, 10/01/17 (b)	55	56,513

		1,319,800

Commercial Banks — 3.0%
CIT Group, Inc.:
7.00%, 5/01/16	385	378,262

Portfolio Abbreviation

FKA	Formerly Known As

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Commercial Banks (concluded)
CIT Group, Inc. (concluded): 7.00%, 5/01/17	$995	$970,125

		1,348,387

Commercial Services & Supplies — 1.3%
ACCO Brands Corp., 10.63%, 3/15/15	125	139,062
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)	50	50,625
Mobile Mini, Inc., 7.88%, 12/01/20 (b)	40	40,950
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)	100	110,500
West Corp. (b):
8.63%, 10/01/18	165	171,600
7.88%, 1/15/19	65	64,188

		576,925

Computers & Peripherals — 0.1%
SanDisk Corp., 1.50%, 8/15/17 (e)	40	42,750

Consumer Finance — 2.3%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)	120	125,400
Ford Motor Credit Co. LLC:
3.04%, 1/13/12 (f)	110	110,000
7.80%, 6/01/12	500	530,059
6.63%, 8/15/17	230	237,066

		1,002,525

Containers & Packaging — 2.7%
Ball Corp., 6.75%, 9/15/20	85	90,525
Berry Plastics Corp.:
8.25%, 11/15/15	25	26,000
9.75%, 1/15/21 (b)	115	110,112
Crown Americas LLC, 7.63%, 5/15/17	100	108,000
Graham Packaging Co. LP, 8.25%, 10/01/18	40	40,600
Graphic Packaging International, Inc.:
9.50%, 6/15/17	160	173,600
7.88%, 10/01/18	65	67,438
Impress Holdings BV, 3.41%, 9/15/13 (b)(f)	270	267,975
Pregis Corp., 12.38%, 10/15/13	310	308,450

		1,192,700

Diversified Financial Services — 6.5%
Ally Financial Inc.:
2.50%, 12/01/14 (f)	73	65,337
8.30%, 2/12/15	350	368,375
6.25%, 12/01/17 (b)	150	144,000
8.00%, 3/15/20 (b)	360	370,800
7.50%, 9/15/20 (b)	320	313,600
8.00%, 11/01/31	270	279,450
8.00%, 11/01/31	40	40,856
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16	75	78,188

Corporate Bonds	Par (000)	Value

Diversified Financial Services (concluded)
CDX North America High Yield, Series 6-T1, 8.63%, 6/29/11 (b)	$435	$452,400
Leucadia National Corp.:
8.13%, 9/15/15	200	217,000
7.13%, 3/15/17	110	113,575
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)	250	260,625
Reynolds Group Issuer, Inc., 9.00%, 4/15/19 (b)	200	203,500

		2,907,706

Diversified Telecommunication Services — 4.2%
Asia Global Crossing Ltd., 13.38%, 10/15/10 (a)(g)	2,000	2,500
Broadview Networks Holdings, Inc., 11.38%, 9/01/12	195	191,100
Frontier Communications Corp.:
8.25%, 4/15/17	62	68,200
8.50%, 4/15/20	70	77,000
GCI, Inc., 8.63%, 11/15/19	200	217,500
Qwest Communications International, Inc.:
7.50%, 2/15/14	685	691,850
8.00%, 10/01/15	100	106,250
Series B, 7.50%, 2/15/14	235	237,350
Wind Acquisition Finance SA, 12.00%, 12/01/15 (b)	150	158,437
Windstream Corp.:
8.13%, 8/01/13	25	27,313
8.63%, 8/01/16	50	51,875
7.88%, 11/01/17	25	26,250

		1,855,625

Electric Utilities — 0.8%
Elwood Energy LLC, 8.16%, 7/05/26	381	367,907

Energy Equipment & Services — 1.8%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)	40	39,800
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15	175	179,375
7.75%, 5/15/17	65	68,250
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)	75	75,000
Frac Tech Services LLC, 7.13%, 11/15/18 (b)	105	104,213
Global Geophysical Services, Inc., 10.50%, 5/01/17	40	39,600
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)	115	127,650
Precision Drilling Corp., 6.63%, 11/15/20 (b)	65	65,650
Thermon Industries, Inc., 9.50%, 5/01/17 (b)	90	95,850

		795,388

Food & Staples Retailing — 0.3%
Rite Aid Corp., 7.50%, 3/01/17	120	113,100

2	BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Food Products — 0.0%
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)	$10	$11,300

Health Care Equipment & Supplies — 1.5%
DJO Finance LLC, 10.88%, 11/15/14	410	446,900
Hologic, Inc., 2.00%, 12/15/37 (e)(h)	240	222,600

		669,500

Health Care Providers & Services — 4.7%
American Renal Holdings, 8.38%, 5/15/18 (b)	50	51,750
Gentiva Health Services, Inc., 11.50%, 9/01/18 (b)	115	126,069
HCA, Inc.:
9.13%, 11/15/14	265	276,263
8.50%, 4/15/19	205	223,450
7.25%, 9/15/20	340	356,575
inVentiv Health Inc., 10.00%, 8/15/18 (b)	95	93,338
Omnicare, Inc., 7.75%, 6/01/20	105	107,625
Tenet Healthcare Corp.:
9.00%, 5/01/15	279	299,227
10.00%, 5/01/18	259	289,432
8.88%, 7/01/19	245	260,925

		2,084,654

Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)	410	477,650
MedAssets, Inc., 8.00%, 11/15/18 (b)	25	25,188

		502,838

Hotels, Restaurants & Leisure — 3.0%
Diamond Resorts Corp., 12.00%, 8/15/18 (b)	200	204,000
Dunkin Finance Corp., 9.63%, 12/01/18 (b)	85	85,531
Harrah’s Operating Co., Inc., 10.00%, 12/15/18	335	283,075
Marina District Finance Co., Inc., 9.88%, 8/15/18 (b)	30	28,725
MGM Mirage, 13.00%, 11/15/13	25	29,375
MGM Resorts International, 10.38%, 5/15/14	465	516,150
Travelport LLC, 4.92%, 9/01/14 (f)	25	22,625
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(g)	25	60
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(g)	445	189,125

		1,358,666

Household Durables — 3.1%
Beazer Homes USA, Inc.:
8.13%, 6/15/16	50	48,250
12.00%, 10/15/17	40	45,800
9.13%, 6/15/18	395	379,200
Jarden Corp., 8.00%, 5/01/16	40	43,400

Corporate Bonds	Par (000)	Value

Household Durables (concluded)
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16	$300	$303,375
Ryland Group Inc., 6.63%, 5/01/20	115	110,975
Standard Pacific Corp.:
9.25%, 4/15/12	20	21,600
6.25%, 4/01/14	10	10,400
7.00%, 8/15/15	25	25,750
10.75%, 9/15/16	300	342,000
8.38%, 5/15/18	70	72,100

		1,402,850

Household Products — 0.1%
Viking Acquisition, Inc., 9.25%, 11/01/18 (b)	40	39,900

IT Services — 2.0%
First Data Corp.:
9.88%, 9/24/15	20	17,000
10.55%, 9/24/15 (i)	185	156,261
8.88%, 8/15/20 (b)	210	218,400
iPayment, Inc., 9.75%, 5/15/14	120	111,000
iPayment Investors LP, 12.75%, 7/15/14 (b)(i)	98	84,076
SunGard Data Systems, Inc.:
10.63%, 5/15/15	100	108,500
7.38%, 11/15/18 (b)	80	79,200
7.63%, 11/15/20 (b)	100	100,000

		874,437

Independent Power Producers & Energy Traders — 3.8%
AES Red Oak LLC:
Series A, 8.54%, 11/30/19	109	109,610
Series B, 9.20%, 11/30/29	500	493,750
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)	220	231,550
Calpine Corp., 7.50%, 2/15/21 (b)	80	78,600
Energy Future Holdings Corp., 10.00%, 1/15/20 (b)	575	588,314
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	28	28,718
NRG Energy, Inc.:
7.25%, 2/01/14	115	117,300
7.38%, 2/01/16	65	65,325

		1,713,167

Industrial Conglomerates — 2.3%
Sequa Corp. (b):
11.75%, 12/01/15	350	373,625
13.50%, 12/01/15 (i)	586	635,568

		1,009,193

Insurance — 0.2%
USI Holdings Corp., 4.16%, 11/15/14 (b)(f)	100	85,500

Life Sciences Tools & Services — 0.2%
Patheon, Inc., 8.63%, 4/15/17 (b)	100	100,500

Machinery — 1.9%
AGY Holding Corp., 11.00%, 11/15/14	170	153,212

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Machinery (concluded)
Navistar International Corp.:
3.00%, 10/15/14 (e)	$240	$296,100
8.25%, 11/01/21	280	300,300
Oshkosh Corp., 8.25%, 3/01/17	30	32,250
Titan International, Inc., 5.63%, 1/15/17 (b)(e)	40	71,800

		853,662

Marine — 0.5%
Horizon Lines, Inc., 4.25%, 8/15/12 (e)	240	218,700

Media — 11.3%
Affinion Group, Inc., 7.88%, 12/15/18 (b)	15	13,838
CCH II LLC, 13.50%, 11/30/16	169	198,200
CMP Susquehanna Corp., 3.44%, 5/15/14 (b)(f)	23	460
CSC Holdings, Inc., 8.50%, 4/15/14	80	87,700
Checkout Holding Corp., 10.99%, 11/15/15 (b)(d)	145	87,725
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17	141	149,460
Series B, 9.25%, 12/15/17	716	764,330
Cox Enterprises, Inc.:
Loan Close 2, 4.00%, 8/15/18	121	121,053
Loan Close 3, 12.00%, 8/15/18	140	140,000
Shares Loan, 4.00%, 8/15/18	143	142,737
DISH DBS Corp., 7.00%, 10/01/13	40	42,600
Gannett Co., Inc., 10.00%, 4/01/16	60	68,400
Gray Television, Inc., 10.50%, 6/29/15	225	225,000
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (f)	50	40,500
9.50%, 5/15/15	60	55,500
Interactive Data Corp., 10.25%, 8/01/18 (b)	170	183,600
Liberty Global, Inc., 4.50%, 11/15/16 (e)	60	88,800
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	175	176,750
The McClatchy Co., 11.50%, 2/15/17	60	62,850
The New York Times Co., 6.63%, 12/15/16 (b)	225	230,063
Nielsen Finance LLC, 7.75%, 10/15/18 (b)	600	610,500
ProQuest LLC, 9.00%, 10/15/18 (b)	85	87,550
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(e)(g)	414	4,141
Rainbow National Services LLC (b):
8.75%, 9/01/12	310	311,162
10.38%, 9/01/14	378	392,647
Regal Entertainment Group, 9.13%, 8/15/18	55	58,025

Corporate Bonds	Par (000)	Value

Media (concluded)
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	$105	$105,000
UPC Germany GmbH, 8.13%, 12/01/17 (b)	400	416,000
UPC Holding BV, 9.88%, 4/15/18 (b)	100	107,500
Univision Communications, Inc., 7.88%, 11/01/20 (b)	80	81,800

		5,053,891

Metals & Mining — 2.5%
Drummond Co., Inc.:
9.00%, 10/15/14 (b)	150	158,250
7.38%, 2/15/16	40	40,800
FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/15 (b)	245	248,062
Goldcorp, Inc., 2.00%, 8/01/14 (e)	85	103,170
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (e)	70	97,300
Novelis, Inc., 11.50%, 2/15/15	110	135,300
Ryerson, Inc.:
7.66%, 11/01/14 (f)	60	55,950
12.00%, 11/01/15	70	71,838
Steel Dynamics, Inc., 7.38%, 11/01/12	50	53,250
United States Steel Corp., 7.38%, 4/01/20	40	39,950
Vedanta Resources Plc, 9.50%, 7/18/18 (b)	105	111,300

		1,115,170

Multiline Retail — 2.4%
Dollar General Corp., 11.88%, 7/15/17 (i)	929	1,077,640

Oil, Gas & Consumable Fuels — 8.4%
Arch Coal, Inc., 7.25%, 10/01/20	145	158,775
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17	80	104,800
10.75%, 2/01/18	15	18,281
Berry Petroleum Co., 8.25%, 11/01/16	80	83,000
Bill Barrett Corp., 9.88%, 7/15/16	5	5,450
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18 (b)	40	39,800
Chesapeake Energy Corp.:
6.50%, 8/15/17	250	251,875
6.63%, 8/15/20	155	156,162
2.25%, 12/15/38 (e)	125	94,063
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)	50	53,250
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14	30	32,250
10.25%, 12/15/15	170	167,450

4	BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Consol Energy, Inc., 8.25%, 4/01/20 (b)	$335	$362,637
Continental Resources Inc., 7.13%, 4/01/21 (b)	60	63,000
Crosstex Energy LP, 8.88%, 2/15/18	30	31,275
Denbury Resources, Inc.:
7.50%, 12/15/15	30	30,900
8.25%, 2/15/20	119	129,710
Energy Transfer Equity LP, 7.50%, 10/15/20	115	119,025
Harvest Operations Corp., 6.88%, 10/01/17 (b)	15	15,488
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)	130	133,250
Linn Energy LLC (b):
8.63%, 4/15/20	50	53,000
7.75%, 2/01/21	100	101,500
MarkWest Energy Partners LP, 6.75%, 11/01/20	45	44,888
Massey Energy Co., 6.88%, 12/15/13	155	156,162
Niska Gas Storage US LLC, 8.88%, 3/15/18 (b)	320	336,000
OPTI Canada, Inc. (b):
9.00%, 12/15/12	290	288,550
9.75%, 8/15/13	150	149,250
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	350	304,500
Patriot Coal Corp., 8.25%, 4/30/18	40	40,000
Peabody Energy Corp., 6.50%, 9/15/20	140	151,200
Petrohawk Energy Corp.:
10.50%, 8/01/14	65	73,288
7.88%, 6/01/15	15	15,450

		3,764,229

Paper & Forest Products — 3.1%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(i)	20	18,123
Boise Paper Holdings LLC:
9.00%, 11/01/17	55	60,637
8.00%, 4/01/20	30	32,475
Clearwater Paper Corp.:
10.63%, 6/15/16	70	80,325
7.13%, 11/01/18 (b)	95	96,662
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)	285	314,925
NewPage Corp., 11.38%, 12/31/14	535	484,175
Norske Skog Canada Ltd., 7.38%, 3/01/14	120	77,700
PH Glatfelter Co., 7.13%, 5/01/16	35	36,138
Verso Paper Holdings LLC, 11.50%, 7/01/14	150	162,750

		1,363,910

Pharmaceuticals — 0.6%
Angiotech Pharmaceuticals, Inc., 4.05%, 12/01/13 (f)	165	134,887

Corporate Bonds	Par (000)	Value

Pharmaceuticals (concluded)
Valeant Pharmaceuticals International (b):
6.75%, 10/01/17	$65	$64,188
7.00%, 10/01/20	80	78,000

		277,075

Professional Services — 0.6%
FTI Consulting, Inc.:
7.75%, 10/01/16	100	102,500
6.75%, 10/01/20 (b)	150	151,500

		254,000

Real Estate Investment Trusts (REITs) — 0.4%
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (b)	90	89,775
The Rouse Co. LP, 6.75%, 11/09/15	85	87,125

		176,900

Real Estate Management & Development — 0.1%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20 (b)	55	55,000

Road & Rail — 0.8%
Avis Budget Car Rental LLC:
9.63%, 3/15/18	85	89,038
8.25%, 1/15/19 (b)	95	92,862
The Hertz Corp., 7.50%, 10/15/18 (b)	175	176,750

		358,650

Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc., 7.75%, 8/01/20 (b)	50	51,250
Linear Technology Corp., Series A, 3.00%, 5/01/27 (e)	70	72,450
Spansion LLC, 7.88%, 11/15/17 (b)	50	50,938

		174,638

Specialty Retail — 1.7%
Asbury Automotive Group, Inc.:
7.63%, 3/15/17	60	58,950
8.38%, 11/15/20 (b)	55	55,550
Group 1 Automotive, Inc., 2.25%, 6/15/36 (e)(h)	25	22,844
Ltd. Brands, Inc., 8.50%, 6/15/19	140	161,350
Michaels Stores, Inc., 7.75%, 11/01/18 (b)	45	43,763
Petco Animal Supplies, Inc., 9.25%, 12/01/18 (b)	85	85,637
Rent-A-Center Inc., 6.63%, 11/15/20 (b)	40	39,400
Sonic Automotive, Inc., 9.00%, 3/15/18	65	67,113
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)	70	73,062
United Auto Group, Inc., 7.75%, 12/15/16	165	162,112

		769,781

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Tobacco — 0.1%
Vector Group Ltd., 11.00%, 8/15/15	$55	$56,238

Trading Companies & Distributors — 0.3%
Russel Metals, Inc., 6.38%, 3/01/14	125	125,000

Wireless Telecommunication Services — 3.5%
Cricket Communications, Inc.:
10.00%, 7/15/15	155	163,525
7.75%, 5/15/16	270	276,075
Digicel Group Ltd. (b):
9.13%, 1/15/15	294	296,940
8.25%, 9/01/17	130	136,500
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (b)	210	209,475
iPCS, Inc., 2.41%, 5/01/13 (f)	110	105,050
MetroPCS Wireless, Inc., 6.63%, 11/15/20	100	95,250
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13	130	129,837
Series F, 5.95%, 3/15/14	20	19,300
Sprint Capital Corp., 6.88%, 11/15/28	150	127,500

		1,559,452

Total Corporate Bonds – 94.6%		42,172,446

Floating Rate Loan Interests (f)

Building Products — 0.1%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/13/17	25	25,569

Commercial Services & Supplies — 1.5%
AWAS Finance Luxembourg Sarl, Term Loan B, 7.75%, 6/10/16	250	254,583
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16	100	101,518
International Lease Finance Corp., Term Loan 1, 6.75%, 3/17/15	150	151,929
Volume Services America, Inc. (Centerplate), Term Loan B, 10.75%, 8/24/16	165	164,587

		672,617

Construction & Engineering — 0.6%
Safway Services, LLC, Last Out Term Loan, 15.63%, 12/14/17	250	250,000

Consumer Finance — 1.7%
AGFS Funding Co., Term Loan, 7.25%, 4/21/15	750	755,508

Electric Utilities — 0.5%
New Development Holdings LLC, Term Loan, 7.00%, 7/03/17	224	228,002

Floating Rate Loan Interests (f)	Par (000)	Value

Food Products — 0.3%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17	$135	$136,013

Health Care Providers & Services — 0.8%
Harden Healthcare, Inc.:
Add-on Term Loan, 7.75%, 3/02/15	98	95,550
Tranche A Term Loan, 8.50%, 2/22/15	82	80,101
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 6.50%, 7/31/16	200	200,497

		376,148

Hotels, Restaurants & Leisure — 1.1%
Travelport LLC (FKA Travelport, Inc.), Loan, 8.28%, 3/27/12	543	503,770

Household Durables — 0.5%
Visant Corp. (FKA Jostens), Term Loan B, 7.00%, 12/20/16	200	201,625

IT Services — 0.5%
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.00%, 9/24/14	29	25,870
Initial Tranche B-2 Term Loan, 3.00%, 9/24/14	67	60,348
Initial Tranche B-3 Term Loan, 3.00%, 9/24/14	177	159,480

		245,698

Independent Power Producers & Energy Traders — 0.9%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-2 Term Loan, 3.75%, 10/10/14	142	109,483
Initial Tranche B-3 Term Loan, 3.75%, 10/10/14	386	296,896

		406,379

Media — 1.8%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14	244	244,986
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.75%, 6/12/14	151	139,937
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	375	397,500

		782,423

Oil, Gas & Consumable Fuels — 0.9%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/30/15	408	416,160

Paper & Forest Products — 0.4%
Verso Paper Finance Holdings LLC, PIK Loan, 7.29%, 2/01/13	209	167,061

6	BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)	Par (000)		Value

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Term Loan (Second Lien), 1.75% - 1.76%, 6/28/11	$50		$47,847

Real Estate Management & Development — 0.8%
Realogy Corp.:
Initial Term Loan B, 3.29%, 10/10/13	176		161,614
Synthetic Letter of Credit, 0.11%, 10/10/13	24		22,029
Term Loan (Second Lien), 13.50%, 10/15/17	175		189,656

			373,299

Specialty Retail — 0.1%
Claire’s Stores, Inc., Term Loan B, 3.01%, 5/29/14	29		25,725

Wireless Telecommunication Services — 0.6%
Vodafone Americas Finance 2 Inc., Initial Loan, 6.88%, 7/30/15	250		253,750

Total Floating Rate Loan Interests – 13.2%			5,867,594

Other Interests (j)	Beneficial Interest (000)

Auto Components — 1.9%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests	—	(k)	846,281

Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.	5		953

Total Other Interests – 1.9%			847,234

Preferred Securities

Preferred Stocks	Shares

Automobiles — 1.0%
General Motors Co., 4.75% (a)	8,440		427,908

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)	5,410		—

Specialty Retail — 0.2%
Lazydays RV Center, Inc., 0.00% (a)	72		106,250

Total Preferred Securities – 1.2%			534,158

Warrants (l)	Shares		Value

Diversified Telecommunication Services — 0.0%
NEON Communications, Inc. (Expires 12/02/12)	53,622		—

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (b)	6,182		—

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	61		$1
HMH Holdings/EduMedia (Expires 3/09/17)	1,184		—

			1

Total Warrants – 0.0%			1

Total Long-Term Investments (Cost – $50,256,347) – 111.7%			49,777,806

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.18% (m)(n)	1,445,496		1,445,496

Total Short-Term Securities (Cost – $1,445,496) – 3.2%			1,445,496

Options Purchased	Contracts

Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price $942.86, expiring 12/01/19, Broker Goldman Sachs Bank USA	3		—

Total Options Purchased (Cost – $2,933) – 0.0%			—

Total Investments (Cost – $51,704,776*) – 114.9%			51,223,302
Liabilities in Excess of Other Assets – (14.9)%			(6,657,791)

Net Assets – 100.0%			$44,565,511

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$51,763,374

Gross unrealized appreciation	$2,694,795
Gross unrealized depreciation	(3,234,867)

Net unrealized depreciation	$(540,072)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley Capital Services, Inc.	$101,000	$1,000

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Convertible security.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Amount is less than $1,000.

(l)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(m)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at November 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,573,222	(127,726)	1,445,496	$977

(n)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

8	BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

•	Credit default swaps on single-name issuers - buy protection outstanding as of November 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Harrah’s Operating Company, Inc.	5.00%	Deutsche Bank AG	December 2015	$225	$(6,922)
K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase Bank NA	December 2015	$125	2,101
Republic of Hungry	1.00%	Deutsche Bank AG	December 2015	$50	1,041
The New York Times Co.	1.00%	Barclays Bank Plc	December 2016	$225	(1,012)

Total					$(4,792)

•	Credit default swaps on single-name issuers - sold protection outstanding as of November 30, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation

Levi Strauss & Co.	5.00%	Deutsche Bank AG	June 2015	B+	$55	$2,067
M.D.C. Holdings, Inc.	1.00%	Deutsche Bank AG	December 2015	BBB-	$55	352
M.D.C. Holdings, Inc.	1.00%	JPMorgan Chase Bank NA	December 2015	BBB-	$55	111

Total						$2,530

[1]	Using Standard and Poor’s rating.

[2]	The maximum potential amount the Trust may pay should a negative event take place as defined under the terms of agreement.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments
Common Stocks	$259,056	$6,199	$91,118	$356,373
Corporate Bonds	—	41,054,667	1,117,779	42,172,446
Floating Rate Loan
Interests	—	3,499,942	2,367,652	5,867,594
Other Interests	—	846,281	953	847,234
Preferred Securities	427,908	—	106,250	534,158
Warrants	—	—	1	1
Short-Term Investments	1,445,496	—	—	1,445,496
Liabilities:
Unfunded Loan
Commitments	—	—	(1,455)	(1,455)

Total	$2,132,460	$45,407,089	$3,682,298	$51,221,847

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2010	9

Schedule of Investments (concluded)	BlackRock High Yield Trust (BHY)

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$5,672	—	$5,672
Liabilities:
Credit contracts	—	(7,934)	—	$(7,934)

Total	—	$(2,262)	—	$(2,262)

[1]	Derivative financial instruments are swaps. Swaps are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Unfunded Loan Commitments	Total

Balance as of August 31, 2010	$86,010	$1,514,877	$1,544,738	$953	$85,806	$1	$(4,001)	$3,228,384
Accrued discounts/ premium	—	474	3,690	—	—	—	—	4,164
Net realized gain (loss)	—	—	31,963	—	—	—	—	31,963
Net change in unrealized appreciation/ depreciation[2]	107,714	(394,146)	34,323	—	20,444	(1)	2,546	(229,120)
Purchases	123,219	—	3,448	—	—	—	—	126,667
Sales	(225,825)	(3,426)	(606,038)	—	—	—	—	(835,289)
Transfers in3	—	—	1,355,528	—	—	1	—	1,355,529
Transfers out[3]	—	—	—	—	—	—	—	—

Balance, as of November 30, 2010	$91,118	$1,117,779	$2,367,652	$953	$106,250	$1	$(1,455)	$3,682,298

[2]	The change in unrealized appreciation/depreciation on securities still held at November 30, 2010 was $(226,667).

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

10	BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Yield Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock High Yield Trust

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock High Yield Trust

Date: January 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Yield Trust

Date: January 26, 2011